Putnam
Intermediate
U.S. Government
Income Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Fund Manager Kevin Cronin and the Mortgage Team had their work cut out for them as Putnam Intermediate U.S. Government Income Fund proceeded through the fiscal year that ended on November 30, 2001. All in all, they were successful in anticipating and responding to the twists and turns of the economy and the bond market during that challenging period.

As the economy continued to slide and the Federal Reserve Board continued to reduce short-term rates, the bond market's yield curve underwent a dramatic reversal that required a significant repositioning of the fund's portfolio.

In the following report, Kevin and the Mortgage Team explain the strategies they employed during this ever-changing environment. As the fund begins a new fiscal year, they see developing signs of a more favorable climate in the months ahead for the U.S. government and agency securities in which your fund invests.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
January 9, 2002


REPORT FROM FUND MANAGEMENT

Kevin M. Cronin
and the Mortgage Team

Transition was the watchword for the economy during Putnam Intermediate U.S. Government Income Fund's 2001 fiscal year. At the end of 2000, it was becoming clear that the economy's record expansion that had started in 1991 was threatening to come to an end. By the time the fiscal year ended on November 30, 2001, the markets had recovered somewhat from the turmoil brought on by the September 11 terrorist attacks and investors started to look toward the horizon for signs of a rebound.

Total return for 12 months ended 11/30/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   9.29%   5.83%    8.61%   5.61%    8.46%   7.46%    8.88%   6.71%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* A DECELERATION OF ECONOMIC GROWTH

Throughout the fiscal year, your fund's management team worked to reposition the portfolio to take advantage of developments and opportunities that arose within the high-quality bond sectors as they benefited from the uncertainty that characterized the period.

As your fund began its fiscal year in December 2000, emerging data continued to point to signs of stagnation in the U.S. economy. For our part, we expected growth to continue to be relatively strong once the confusion over the results of the presidential election cleared up. Instead, some structural issues of overcapacity in the economy helped precipitate a more protracted economic slowdown than we had anticipated.

At the beginning of 2001, the Federal Reserve Board, which had chosen to keep monetary policy stable during the fall's presidential election season, surprised the market by cutting short-term interest rates in an attempt to prolong the extended period of noninflationary economic growth. From that point on, with no evidence of an impending rebound, the Fed embarked on an aggressive program of easing short-term rates, bringing the benchmark federal funds target rate from 6.50% at the beginning of the year to 3.50% at the end of August.


[GRAPHIC OMITTED: horizontal bar chart COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*

                             11/30/2000         11/30/2001
Fixed rate
mortgage-backed
securities                      66.9%              90.2%

Adjustable-rate
mortgage-backed
securities                       0.3%               2.1%

U.S. Treasury
securities                      29.1%              18.3%

Cash and
short-term
investments                      3.0%              12.5%

Footnote reads:
*Based on net assets. Holdings will vary over time.


These moves had a profound effect on the slope of the yield curve and the level of bond yields. On the short end of the curve, yields fell (and prices rose) dramatically in response to the Fed's moves. In particular, bonds with maturities in the 2- to 5-year range enjoyed strong performance. Yields on longer-maturity bonds, on the other hand, did not decline as much or remained relatively stable, reflecting the anticipation of an eventual economic recovery.

Mortgage-backed securities underperformed as investors anticipated that lower interest rates would spark a refinancing wave. Refinancings, or prepayments, can hurt mortgage-backed securities investors in a declining interest rate environment because the prepaid proceeds must be reinvested in securities at the new lower prevailing rates.


[GRAPHIC OMITTED: vertical bar chart DURATION OVERVIEW]

DURATION OVERVIEW*

0-1 year           9.5%

1-5 years         81.8%

5+ years           8.7%

Footnote reads:
*Based on net assets as of 11/30/01. Duration will vary over time.


In the aftermath of September 11, the market witnessed a flight to quality. Investors flocked to the safety provided by Treasuries, while other fixed-income sectors underperformed. In a bid to prop up the economy and restore faith to the shattered markets, the Fed stepped in and lowered the federal funds target rate by another half percentage point on September 17, and did so again on October 2.


"In a year so beset by tragedy and crisis, the record-breaking exuberance of bond markets has nonetheless been remarkable... It is this resilience in the face of terrorist attacks, emerging-market debt crises, and the biggest-ever corporate collapse that may be the bond markets' most important accomplishment in 2001."

-- Fortune, December 24, 2001

While October's numbers pointed out weakness in such areas as consumer confidence and consumer spending, November brought with it some signs of improvement. Consumer confidence rebounded somewhat, and strong consumer spending was highlighted by dramatic increases in automobile sales brought on by zero percent financing. Nevertheless, the Fed felt it necessary to reduce the federal funds target rate twice more, on November 6 and again shortly after the end of the period, on December
11. At that point, the target rate reached 1.75%, its lowest level in 40 years.

* PORTFOLIO SHIFTED TO TAKE ADVANTAGE OF DEVELOPING EVENTS

At the end of the fourth quarter of 2000, we believed that the economic slowdown was attributable to the uncertainty surrounding the ongoing dispute about the presidential election. We believed that the economy would continue to grow once the issue was resolved. We also believed that a sustained budget surplus would encourage the federal government to continue buying back longer-term government bonds, as it had done through 1999 and 2000. Consequently, we underweighted short-term Treasuries and emphasized mortgage-backed securities, which had been attractively priced. Therefore, when the Fed chose to ease rates early in 2001, the move dampened fund performance over the short term because it was short-term Treasuries that benefited most from the Fed's rate cuts.

Once it became clear that the Fed would continue cutting rates to stimulate the economy, we became more aggressive with the fund's duration, a measure of sensitivity to changes in interest rates. As rates declined, this posture translated into stronger capital appreciation for fund holdings, which helped the fund make up some of the ground it had lost earlier. In addition, as 2001 progressed we sustained and added to our mortgage positions, believing that the market had priced in more aggressive prepayment activity than we anticipated.

After September 11, the flight to quality caused the values of mortgage-backed securities to fall even more, to the point where they reached their most attractive levels relative to Treasuries since the savings and loan crisis in the 1990s. In response, we continued to overweight mortgage-backed investments, believing that prepayment fears were greatly exaggerated.

At the end of the period, your fund's net assets comprised approximately 92.3% in mortgage-backed securities, 18.5% in Treasuries, and 12.5% in short-term investments. The mortgage holdings were concentrated on those securities we believed were least sensitive to prepayments, namely 15-year Fannie Maes with 6% and 6.5% coupons and 30-year Ginnie Maes with 6.5% coupons.

On the Treasury side, we favored notes with 5- and 10-year maturities, feeling that that part of the yield curve would benefit the most from any transition away from Fed rate cuts toward steady rates or rate increases in response to signs of recovery.

* POSITIVE LONG-TERM OUTLOOK FOR ECONOMY

As we make our way through the fourth quarter and into 2001, we expect that the economy will continue to contract at the same time that we near the end of the Fed's current easing cycle. The federal government continues to work on a fiscal stimulus program to help buoy economic growth. We believe that the combination of this monetary and fiscal stimulus should be enough to lift the economy back into a positive-growth mode at some point in 2002. We currently expect that gross domestic product may approach an annual rate of 4% during the second half of 2002.

Within such a scenario, it is likely that bonds on the short end of the yield curve will not witness the same kind of dynamic capital appreciation and price performance they enjoyed in 2001 as a result of the Fed's dramatic rate-cutting program. In turn, we expect that any performance advantage will result from capturing the additional yield offered by non-Treasury investments such as mortgage-backed securities. Therefore, we anticipate continuing our current focus on mortgage investments because of the value they currently offer as well as the additional yield they should provide within this type of environment.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/01, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. This fund includes investments in mortgage-backed securities, which are subject to prepayment risk.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Intermediate U.S. Government Income Fund is designed for investors seeking as high a level of current income as is consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 11/30/01

                     Class A         Class B         Class C         Class M
(inception dates)   (2/16/93)       (2/16/93)       (7/26/99)       (4/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year            9.29%   5.83%   8.61%   5.61%   8.46%   7.46%   8.88%   6.71%
------------------------------------------------------------------------------
5 years          35.82   31.52   32.03   32.03   30.32   30.32   34.98   32.28
Annual average    6.31    5.63    5.71    5.71    5.44    5.44    6.18    5.76
------------------------------------------------------------------------------
Life of fund     65.58   60.14   57.34   57.34   54.25   54.25   63.50   60.30
Annual average    5.90    5.50    5.29    5.29    5.05    5.05    5.75    5.52
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/01

                         Lehman Intermediate          Consumer
                          Govt. Bond Index           price index
------------------------------------------------------------------------------
1 year                         10.87%                  1.95%
------------------------------------------------------------------------------
5 years                        40.57                  11.91
Annual average                  7.05                   2.28
------------------------------------------------------------------------------
Life of fund                   73.03                  24.11
Annual average                  6.46                   2.50
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 3.25% and 2.00% respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 3% in the first year, declines to 1% in the fourth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/16/93

                                Lehman Intermediate
                 Fund's class A     Govt. Bond       Consumer price
Date             shares at POP         Index             index

2/16/93              9,425            10,000            10,000
11/30/93             9,907            10,422            10,189
11/30/94             9,796            10,249            10,461
11/30/95            11,154            11,650            10,748
11/30/96            11,671            12,309            11,090
11/30/97            12,547            13,081            11,300
11/30/98            13,492            14,251            11,474
11/30/99            13,524            14,422            11,768
11/30/00            14,773            15,607            12,173
11/30/01           $16,014           $17,303           $12,411

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $15,734 and $15,425, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $16,350 ($16,030 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 11/30/01

                    Class A         Class B         Class C         Class M
------------------------------------------------------------------------------
Distributions
(number)              12              12              12              12
------------------------------------------------------------------------------
Income            $0.245934       $0.215549       $0.207636       $0.238309
------------------------------------------------------------------------------
Capital gains         --              --              --              --
------------------------------------------------------------------------------
  Total           $0.245934       $0.215549       $0.207636       $0.238309
------------------------------------------------------------------------------
Share value:     NAV     POP         NAV             NAV         NAV     POP
------------------------------------------------------------------------------
11/30/00        $4.90   $5.06       $4.91           $4.90       $4.92   $5.02
------------------------------------------------------------------------------
11/30/01         5.10    5.27        5.11            5.10        5.11    5.21
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 1           4.89%   4.73%       4.28%           4.13%       4.73%   4.64%
------------------------------------------------------------------------------
Current
30-day SEC
yield 2          4.06    3.93        3.46            3.30        3.91    3.84
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/01 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (2/16/93)       (2/16/93)       (7/26/99)       (4/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year            7.29%   3.72%   6.63%   3.63%   6.26%   5.26%   7.10%   4.99%
------------------------------------------------------------------------------
5 years          35.73   31.40   31.95   31.95   30.13   30.13   34.89   32.17
Annual average    6.30    5.61    5.70    5.70    5.41    5.41    6.17    5.74
------------------------------------------------------------------------------
Life of fund     64.54   59.13   56.26   56.26   53.17   53.17   62.77   59.59
Annual average    5.77    5.38    5.16    5.16    4.92    4.92    5.65    5.41
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the fourth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Lehman Intermediate Government Bond Index is composed of all bonds covered by the Lehman Government Bond Index with maturities between 1 and 9.9 years. The index does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Intermediate U.S. Government Income Fund

We have audited the accompanying statement of assets and liabilities of Putnam Intermediate U.S. Government Income Fund, including the fund's portfolio, as of November 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Intermediate U.S. Government Income Fund as of November 30, 2001, the results of its operations for the year then ended, and changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        KPMG  LLP
Boston, Massachusetts
January 8, 2002



THE FUND'S PORTFOLIO
November 30, 2001

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (110.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (92.3%)
-------------------------------------------------------------------------------------------------------------------
                    Federal Home Loan Mortgage Corporation
$           933,192 7 1/2s, with due dates from April 1, 2016
                    to December 1, 2017                                                               $     978,248
                    Federal National Mortgage Association Adjustable
                    Rate Mortgages
         13,925,000 6.606s, September 1, 2031                                                            14,375,195
            125,668 6.092s, with due dates from November 1, 2024
                    to July 1, 2026                                                                         128,170
                    Federal National Mortgage Association
                    Pass-Through Certificates
              8,297 11 1/4s, October 1, 2010                                                                  9,461
             68,452 8s, May 1, 2013                                                                          71,398
         23,830,104 7 1/2s, with due dates from September 1, 2029
                    to May 1, 2031                                                                       24,787,030
         20,547,997 7s, with due dates from August 1, 2015 to
                    September 1, 2016                                                                    21,385,740
        133,132,772 6 1/2s, with due dates from November 1, 2015
                    to April 1, 2031                                                                    136,976,307
        168,844,281 6s, with due dates from March 1, 2014 to
                    September 1, 2031                                                                   169,212,655
         30,000,000 TBA, 6s, December 1, 2015                                                            30,365,700
            585,217 Government National Mortgage Association
                    Adjustable Rate Mortgages 7s, July 20, 2026                                             603,780
                    Government National Mortgage Association
                    Pass-Through Certificates
            153,486 8s, with due dates from May 15, 2024 to
                    November 15, 2024                                                                       164,018
         40,000,000 TBA, 8s, December 1, 2031                                                            42,025,000
         24,259,440 7 1/2s, with due dates from December 15, 2023
                    to August 15, 2031                                                                   25,300,175
          3,026,324 7s, with due dates from December 15, 2026
                    to December 15, 2028                                                                  3,126,616
        122,072,752 6 1/2s, with due dates from January 15, 2029
                    to November 15, 2031                                                                124,130,898
         76,107,000 TBA, 6 1/2s, December 1, 2030                                                        77,225,012
                                                                                                      -------------
                                                                                                        670,865,403

U.S. Treasury Obligations (18.3%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Notes
         71,600,000 6 3/4s, May 15, 2005                                                                 78,620,380
         14,135,000 6 1/2s, February 15, 2010                                                            15,839,964
         18,360,000 5 3/4s, November 15, 2005                                                            19,607,929
         13,695,000 5s, August 15, 2011                                                                  13,958,218
          4,750,000 3 1/2s, November 15, 2006                                                             4,632,343
                                                                                                      -------------
                                                                                                        132,658,834
                                                                                                      -------------
                    Total U.S. Government and Agency Obligations
                    (cost $797,452,479)                                                               $ 803,524,237

SHORT-TERM INVESTMENTS (12.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        33,000,000 Interest in $1,000,000,000 joint tri-party repurchase agreement dated November 30, 2001 with
                    Credit Suisse First Boston due December 3, 2001
                    with respect to various U.S. Government
                    obligations -- maturity value of $33,005,913
                    for an effective yield of 2.15%                                                   $  33,000,000
         33,059,000 Interest in $313,771,000 joint repurchase agreement dated November 30, 2001 with J.P. Morgan
                    Securities, Inc. due December 3, 2001 with respect
                    to various U.S. Government obligations --
                    maturity value of $33,064,896 for an effective
                    yield of 2.14%                                                                       33,059,000
         25,000,000 Federal Home Loan Mortgage Corporation
                    for an effective yield of 2.13%, April 26, 2001                                      24,963,021
                                                                                                      -------------
                    Total Short-Term Investments (cost $91,022,021)                                   $  91,022,021
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $888,474,500) (b)                                         $ 894,546,258
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $726,609,783.

  (b) The aggregate identified cost on a tax basis is $888,643,177, resulting in gross unrealized appreciation and depreciation of $8,364,121 and $2,461,040, respectively, or net unrealized appreciation of $5,903,081.

      TBA after the name of a security represents to be announced securities (Note 1).

------------------------------------------------------------------------------
TBA Sales Commitments at November 30, 2001
(proceeds receivable $149,807,515)
                                         Principal   Settlement       Market
Agency                                    Amount        Date          Value
------------------------------------------------------------------------------
GNMA 8s, December
2031                                   $40,000,000    12/20/01    $ 42,025,000
FNMA 7.5s,
December 2031                           15,000,000    12/13/01      15,595,350
GNMA 6.5s,
December 2031                           40,000,000    12/20/01      40,587,600
FNMA 6s, December
2031                                    51,315,000    12/13/01      50,770,035
------------------------------------------------------------------------------
                                                                  $148,977,985
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
November 30, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $888,474,500) (Note 1)  $  894,546,258
-------------------------------------------------------------------------------------------
Interest receivable                                                               3,542,522
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            9,767,615
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  164,646,573
-------------------------------------------------------------------------------------------
Total assets                                                                  1,072,502,968

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                    182,993
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                88,724
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                193,281,713
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        1,831,730
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        853,908
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          279,409
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        24,809
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,345
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              285,956
-------------------------------------------------------------------------------------------
TBA sales commitments, at value
(proceeds receivable $149,807,515) (Note 1)                                     148,977,985
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               83,613
-------------------------------------------------------------------------------------------
Total liabilities                                                               345,893,185
-------------------------------------------------------------------------------------------
Net assets                                                                    $ 726,609,783

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $  732,093,449
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      5,136,014
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (17,520,968)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        6,901,288
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                    $ 726,609,783

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($327,332,221 divided by 64,229,476 shares)                                           $5.10
-------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $5.10)*                                $5.27
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($194,201,738 divided by 38,030,616 shares)**                                         $5.11
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($18,334,762 divided by 3,595,693 shares)**                                           $5.10
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($15,243,561 divided by 2,982,242 shares)                                             $5.11
-------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $5.11)*                                $5.21
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($171,497,501 divided by 33,691,371 shares)                                           $5.09
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended November 30, 2001
Interest income                                                                 $34,760,898
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  2,866,369
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      923,560
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    16,550
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     13,095
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               652,901
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,178,232
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               102,222
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                42,208
-------------------------------------------------------------------------------------------
Other                                                                               223,073
-------------------------------------------------------------------------------------------
Total expenses                                                                    6,018,210
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (111,169)
-------------------------------------------------------------------------------------------
Net expenses                                                                      5,907,041
-------------------------------------------------------------------------------------------
Net investment income                                                            28,853,857
-------------------------------------------------------------------------------------------
Net realized gain on investments (Note 1)                                        15,523,828
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
TBA sale commitments during the year                                              2,877,745
-------------------------------------------------------------------------------------------
Net gain on investments                                                          18,401,573
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $47,255,430
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                         Year ended November 30
                                                                 ---------------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $ 28,853,857     $ 26,619,598
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                15,523,828       (7,616,907)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                              2,877,745       12,566,685
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   47,255,430       31,569,376
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (12,781,211)     (11,299,061)
--------------------------------------------------------------------------------------------------
   Class B                                                             (5,914,814)      (5,030,385)
--------------------------------------------------------------------------------------------------
   Class C                                                               (415,578)        (126,313)
--------------------------------------------------------------------------------------------------
   Class M                                                               (497,050)        (503,510)
--------------------------------------------------------------------------------------------------
   Class Y                                                             (7,761,342)      (6,349,138)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)          239,398,371      (50,536,800)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               259,283,806      (42,275,831)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                     467,325,977      509,601,808
--------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $5,136,014 and $3,520,341, respectively)                   $726,609,783     $467,325,977
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended November 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $4.90        $4.81        $5.01        $4.90        $4.90
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .26(c)       .28          .25          .25(c)       .28
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .19          .06         (.20)         .14           --
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .45          .34          .05          .39          .28
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.25)        (.25)        (.25)        (.25)        (.28)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --         (.03)          --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.25)        (.25)        (.25)        (.28)        (.28)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.10        $4.90        $4.81        $5.01        $4.90
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  9.29         7.23         1.09         8.19         5.98
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $327,332     $217,197     $243,927     $242,140     $135,283
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .96         1.00          .99         1.06         1.15
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.15         5.84         5.20         5.00         5.77
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                224.31(d)    401.30       318.67       223.06       188.39
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended November 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $4.91        $4.81        $5.01        $4.91        $4.90
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .23(c)       .25          .22          .22(c)       .26
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .19          .07         (.20)         .13           --
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .42          .32          .02          .35          .26
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.22)        (.22)        (.22)        (.22)        (.25)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --         (.03)          --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.22)        (.22)        (.22)        (.25)        (.25)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.11        $4.91        $4.81        $5.01        $4.91
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  8.61         6.79          .48         7.32         5.56
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $194,202     $103,543     $137,130     $137,569      $68,137
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.56         1.60         1.59         1.66         1.75
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.49         5.24         4.60         4.39         5.16
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                224.31(d)    401.30       318.67       223.06       188.39
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                                            For the period
Per-share                                                   July 26, 1999+
operating performance                Year ended November 30   to Nov. 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $4.90        $4.81        $4.81
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income                    .21(c)       .24          .07
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .20          .06           --
---------------------------------------------------------------------------
Total from
investment operations                    .41          .30          .07
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.21)        (.21)        (.07)
---------------------------------------------------------------------------
In excess of net
investment income                         --           --           --
---------------------------------------------------------------------------
Total distributions                     (.21)        (.21)        (.07)
---------------------------------------------------------------------------
Net asset value,
end of period                          $5.10        $4.90        $4.81
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  8.46         6.38         1.53*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $18,335       $5,221       $2,746
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.71         1.75          .61*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.23         5.12         1.58*
---------------------------------------------------------------------------
Portfolio turnover (%)                224.31(d)    401.30       318.67
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended November 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $4.92        $4.82        $5.02        $4.91        $4.90
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .25(c)       .26          .24          .24(c)       .28
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .18          .08         (.20)         .14          .01
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .43          .34          .04          .38          .29
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.24)        (.24)        (.24)        (.24)        (.28)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --         (.03)          --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.24)        (.24)        (.24)        (.27)        (.28)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.11        $4.92        $4.82        $5.02        $4.91
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  8.88         7.26          .93         8.01         6.03
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $15,244       $9,121      $10,918      $10,181       $7,158
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.11         1.15         1.14         1.21         1.30
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.95         5.69         5.09         4.88         5.55
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                224.31(d)    401.30       318.67       223.06       188.39
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------
                                                                                      For the period
Per-share                                                                              Oct. 1, 1997+
operating performance                              Year ended November 30               to Nov. 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $4.90        $4.80        $5.01        $4.90        $4.90
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .27(c)       .29          .26          .26(c)       .05
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .18          .07         (.21)         .14           --
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .45          .36          .05          .40          .05
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.26)        (.26)        (.26)        (.26)        (.05)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --         (.03)          --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.26)        (.26)        (.26)        (.29)        (.05)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.09        $4.90        $4.80        $5.01        $4.90
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  9.35         7.73         1.14         8.46         1.03*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $171,498     $132,245     $114,881     $120,019     $119,889
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .71          .75          .74          .81          .15*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.41         6.11         5.45         5.30          .96*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                224.31(d)    401.30       318.67       223.06       188.39
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.



NOTES TO FINANCIAL STATEMENTS
November 30, 2001

Note 1
Significant accounting policies

Putnam Intermediate U.S. Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase. Class C shares have a higher ongoing distribution fee than class B shares and have a one-year 1.00% contingent deferred sales charge and do not convert to Class A shares. Class M shares are sold with a maximum front end sales charge of 2.00% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Mortgage-backed securities are stated on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

E) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 2001, the fund had a capital loss carryover of approximately $17,352,000 available to offset future capital gains, if any. This amount includes approximately $515,000 of capital loss carryovers acquired in connection with the fund's acquisition of the net assets of Putnam Adjustable Rate U.S. Government Fund in 1996. The amount of the capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any such distribution might be taxable as ordinary income. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    -----------------
    $  843,000    November 30, 2002
       515,000    November 30, 2003
     8,161,000    November 30, 2007
     7,833,000    November 30, 2008

G) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned pro-rata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, dividends payable and paydown gains and losses on mortgage-backed securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended November 30, 2001, the fund reclassified $131,811 to increase undistributed net investment income and with an increase to accumulated net realized losses of $131,811. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee will be based on the lesser of (i) 0.50% of the average net assets of the fund or (ii) 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At November 30, 2001, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended November 30, 2001, the fund's expenses were reduced by $111,169 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $906 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.85%, 1.00% and 0.40% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended November 30, 2001, Putnam Retail Management, acting as underwriter received net commissions of $58,601 and $1,307 from the sale of class A and class M shares, respectively, and received $213,317 and $20,213 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the year ended November 30, 2001, Putnam Retail Management, acting as underwriter received $147,549 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the year ended November 30, 2001, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments aggregated $2,841,108,116 and $2,654,720,068, respectively.

Note 4
Capital shares

At November 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                112,189,625       $ 565,029,946
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,052,825          10,346,741
---------------------------------------------------------------------------
                                           114,242,450         575,376,687

Shares
repurchased                                (94,316,415)       (473,850,846)
---------------------------------------------------------------------------
Net increase                                19,926,035       $ 101,525,841
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 52,605,872       $ 252,050,205
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,003,909           9,602,810
---------------------------------------------------------------------------
                                            54,609,781         261,653,015

Shares
repurchased                                (61,046,812)       (292,285,470)
---------------------------------------------------------------------------
Net decrease                                (6,437,031)      $ (30,632,455)
---------------------------------------------------------------------------

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 32,157,765        $162,760,059
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  918,084           4,636,129
---------------------------------------------------------------------------
                                            33,075,849         167,396,188

Shares
repurchased                                (16,131,086)        (81,333,351)
---------------------------------------------------------------------------
Net increase                                16,944,763        $ 86,062,837
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 16,256,363       $  77,865,394
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  857,648           4,115,204
---------------------------------------------------------------------------
                                            17,114,011          81,980,598

Shares
repurchased                                (24,509,513)       (117,169,473)
---------------------------------------------------------------------------
Net decrease                                (7,395,502)      $ (35,188,875)
---------------------------------------------------------------------------

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,195,053        $ 36,234,884
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   61,433             310,340
---------------------------------------------------------------------------
                                             7,256,486          36,545,224

Shares
repurchased                                 (4,725,132)        (23,718,969)
---------------------------------------------------------------------------
Net increase                                 2,531,354        $ 12,826,255
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,166,872        $ 20,022,029
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   23,494             113,082
---------------------------------------------------------------------------
                                             4,190,366          20,135,111

Shares
repurchased                                 (3,697,021)        (17,737,801)
---------------------------------------------------------------------------
Net increase                                   493,345        $  2,397,310
---------------------------------------------------------------------------

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,126,860         $10,789,135
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   87,814             443,823
---------------------------------------------------------------------------
                                             2,214,674          11,232,958

Shares
repurchased                                 (1,087,694)         (5,479,554)
---------------------------------------------------------------------------
Net increase                                 1,126,980         $ 5,753,404
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,123,479        $ 10,186,378
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   90,366             434,229
---------------------------------------------------------------------------
                                             2,213,845          10,620,607

Shares
repurchased                                 (2,624,326)        (12,558,549)
---------------------------------------------------------------------------
Net decrease                                  (410,481)       $ (1,937,942)
---------------------------------------------------------------------------

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,540,079        $ 52,524,323
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,634,411           8,203,018
---------------------------------------------------------------------------
                                            12,174,490          60,727,341

Shares
repurchased                                 (5,494,675)        (27,497,307)
---------------------------------------------------------------------------
Net increase                                 6,679,815        $ 33,230,034
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,364,057        $ 35,260,485
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,325,073           6,349,138
---------------------------------------------------------------------------
                                             8,689,130          41,609,623

Shares
repurchased                                 (5,609,953)        (26,784,461)
---------------------------------------------------------------------------
Net increase                                 3,079,177        $ 14,825,162
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles did not affect the Fund's net asset value, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The adoption of this principle is not material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Kevin M. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Intermediate U.S. Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN036-76280  398/428/674  1/02



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Intermediate U.S. Government Income Fund
Supplement to annual Report dated 11/30/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 11/30/01

                                                        NAV

1 year                                                 9.35%
5 years                                               37.00
Annual average                                         6.50
Life of fund (since class A inception, 2/16/93)       67.02
Annual average                                         6.01

Share value:                                            NAV

11/30/00                                              $4.90
11/30/01                                              $5.09
----------------------------------------------------------------------------
Distributions:      No.       Income       Capital gains       Total

                    12      $0.258590           --           $0.258590
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.